The valuation of the investment included the following inputs for a liquidity event: (Details) - Liquidity risk [member]	Sep. 03, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Liquidity event probability	100.00%
Time to Maturity	0.01 years
Volatility	95.00%
Risk free interest rate	0.05%
Credit spread	262 bps
Risk adjusted rate	2.66%
Discount for lack of marketability	14.00%
Credit rating	B
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exercise price for conversion	$ 15
Initial stock price	$ 15